Information Age Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

(Expressed in United States Dollars)


Common Stocks -- 94.8%


Security                                                 Shares      Value
-----------------------------------------------------------------------------------
Advertising -- 2.2%
-----------------------------------------------------------------------------------
Omnicom Group, Inc.                                        12,000    $   549,004
WPP Group PLC                                              14,000        750,754
-----------------------------------------------------------------------------------
                                                                     $ 1,299,758
-----------------------------------------------------------------------------------

Aerospace and Defense -- 2.8%
-----------------------------------------------------------------------------------
General Motors Corp., Class H                              25,000    $ 1,035,942
Vickers PLC*                                              175,000        611,375
-----------------------------------------------------------------------------------
                                                                     $ 1,647,317
-----------------------------------------------------------------------------------

Broadcasting and Cable -- 7.2%
-----------------------------------------------------------------------------------
CBS Corp.                                                   8,000    $   247,504
Comcast Corp., Class A                                     15,000        525,004
Cox Communications, Inc., Class A/(1)/                     22,000        848,379
Granada Group, PLC                                         70,000      1,099,641
Liberty Media Group, Class A                               15,000        411,567
Mediaset SpA                                              140,000        788,575
Tele-Communications, Inc./(1)/                             10,000        290,629
-----------------------------------------------------------------------------------
                                                                     $ 4,211,299
-----------------------------------------------------------------------------------

Business Services - Miscellaneous -- 2.7%
-----------------------------------------------------------------------------------
Pittston Brink's Group                                     23,000    $   888,379
Robert Half International, Inc.                            15,000        678,754
-----------------------------------------------------------------------------------
                                                                     $ 1,567,133
-----------------------------------------------------------------------------------

Communications Equipment -- 1.6%
-----------------------------------------------------------------------------------
General Instrument Corp./(1)/                              15,000    $   250,317
L.M. Ericsson Telephone Co., ADR                           15,000        679,692
-----------------------------------------------------------------------------------
                                                                     $   930,009
-----------------------------------------------------------------------------------

Communications Services -- 20.0%
-----------------------------------------------------------------------------------
Ameritech Corp.                                            10,000    $   416,879
BCE, Inc.*                                                 25,000        889,067
Bellsouth Corp.                                             9,000        549,004
Bezek                                                     250,000        597,653
British Telecommunications, PLC*                          125,000      1,263,738
City Telecom Ltd.*                                      1,218,000        165,183
Energis/(1)/*                                             150,000      1,211,211
France Telecom SA*                                         20,000        970,082
GTE Corp.                                                  10,000        541,254
Korea Mobile Telecom Corp.*                                   307        145,436
Nippon Telegraph and Telephone Corp.*                         100        919,945
Orbital Sciences Corp./(1)/                                10,000        381,254
SBC Communications, Inc.                                    7,000        529,379
Sprint Corp.                                                9,000        594,004
Telecom Italia Spa/(1)/                                   350,000      1,695,339
Telstra Corp.*                                             50,000        132,641
Videsh Sanchar Nigam Ltd., GDR*                            50,000        650,004
-----------------------------------------------------------------------------------
                                                                     $11,652,073
-----------------------------------------------------------------------------------

Computer Software -- 8.8%
-----------------------------------------------------------------------------------
Documentum, Inc./(1)/                                      22,000    $ 1,020,254
Intuit, Inc./(1)/                                           9,000        418,504
J.D. Edwards, Inc./(1)/                                    15,000        495,004
Micro Focus Group, PLC*                                    15,000        737,851
Misys, PLC*                                                42,428      1,870,287
Reynolds & Reynolds Inc., Class A                          15,000        318,754
System Software Associates, Inc./(1)/                      40,000        297,504
-----------------------------------------------------------------------------------
                                                                     $ 5,158,158
-----------------------------------------------------------------------------------

Computers and Business Equipment -- 5.7%
-----------------------------------------------------------------------------------
Cabletron Systems, Inc./(1)/                               25,000    $   387,504
EMC Corp.                                                  10,000        382,504
Flextech Holdings Ltd.*                                   507,000        431,760
Lexmark International Group, Inc./(1)/                     25,000      1,068,754
Xerox Corp.*                                               12,000      1,064,254
-----------------------------------------------------------------------------------
                                                                     $ 3,334,776
-----------------------------------------------------------------------------------

Consumer Services -- 1.0%
-----------------------------------------------------------------------------------
Cendant Corp./(1)/                                         15,000    $   562,504
-----------------------------------------------------------------------------------
                                                                     $   562,504
-----------------------------------------------------------------------------------

Drugs -- 0.5%
-----------------------------------------------------------------------------------
Genzyme Corp., Class A/(1)/                                10,000    $   295,629
-----------------------------------------------------------------------------------
                                                                     $   295,629
-----------------------------------------------------------------------------------

Electronics - Instruments -- 11.9%
-----------------------------------------------------------------------------------
Amano Corp.*                                               85,000    $   862,846
Avimo Group Ltd.*                                         400,000        594,882
Carlton Communications PLC*                                90,000        649,740
Dae Duck Electronics, Co./(1)/*                               300         23,703
Flextech Holdings Ltd./(1)/*                              126,750         42,632
Flextech Holdings Ltd. Warrants/(1)/*                     152,100         36,140

                       See notes to financial statements

Information Age Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(Expressed in United States Dollars)


Security                                                 Shares      Value
-----------------------------------------------------------------------------------

Electronics - Instruments (continued)
-----------------------------------------------------------------------------------
Martin Gruppen                                             7,500     $   310,276
Mitsubishi Electric Corp.*                               175,000         532,936
Omron Corp.                                               40,000         647,135
Philips Electronics*                                      15,000       1,166,520
Philips Electronics N.V. ADR                               5,000         389,379
Roland*                                                   40,000         672,513
Sam Young Electronics Co./(1)/*                            3,340         274,076
Toshiba Corp.*                                           160,000         718,193
-----------------------------------------------------------------------------------
                                                                     $ 6,920,971
-----------------------------------------------------------------------------------

Electronics - Semiconductors -- 2.4%
-----------------------------------------------------------------------------------
Alcatel Alsthom                                            5,000     $   650,886
Samsung Electronics*                                      13,260         767,346
-----------------------------------------------------------------------------------
                                                                     $ 1,418,232
-----------------------------------------------------------------------------------

Entertainment -- 1.7%
-----------------------------------------------------------------------------------
Sony Corp.*                                                5,000     $   452,044
Time Warner Inc.                                           8,000         540,004
-----------------------------------------------------------------------------------
                                                                     $   992,048
-----------------------------------------------------------------------------------

Information Services -- 11.4%
-----------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Class A/(1)/          20,000     $   643,754
Automatic Data Processing, Inc.                           12,000         732,754
BISYS Group, Inc./(1)/                                    25,000         928,129
Computer Sciences Corp./(1)/                               3,000         314,067
First Consulting Group, Inc./(1)/                          5,000          93,754
Forsoft Ltd.*                                             23,000         288,942
Gartner Group, Inc., Class A/(1)/                         22,000         877,254
HBO and Co.                                                5,000         270,629
Paychex, Inc.                                             15,000         774,379
Reuters Group PLC/(1)/                                    86,666         873,329
SunGard Data Systems, Inc.                                25,000         854,692
-----------------------------------------------------------------------------------
                                                                     $ 6,651,683
-----------------------------------------------------------------------------------

Investment Services -- 3.3%
-----------------------------------------------------------------------------------
Charles Schwab and Co., Inc.                              18,000     $   679,504
E*Trade Group, Inc./(1)/                                  27,000         722,254
Raymond James Financial Corp.                             13,000         518,379
-----------------------------------------------------------------------------------
                                                                     $ 1,920,137
-----------------------------------------------------------------------------------

Lodging and Gaming -- 0.6%
-----------------------------------------------------------------------------------
Silicon Gaming, Inc./(1)/                                 37,500     $   360,942
-----------------------------------------------------------------------------------
                                                                     $   360,942
-----------------------------------------------------------------------------------

Medical Products -- 0.6%
-----------------------------------------------------------------------------------
Respironics, Inc./(1)/                                    13,830     $   375,143
-----------------------------------------------------------------------------------
                                                                     $   375,143
-----------------------------------------------------------------------------------

Publishing -- 10.4%
-----------------------------------------------------------------------------------
Central Newspapers, Inc., Class A                         15,000     $ 1,071,567
Dow Jones & Co., Inc.                                     15,000         770,629
McGraw-Hill Companies, Inc.                                5,000         378,129
News Corp. Ltd.                                          150,394         954,029
Pearson, PLC*                                            105,000       1,565,922
PMP Communications Ltd./(1)/                             325,000         676,927
Springer Alex Verlag AG*                                     800         668,159
-----------------------------------------------------------------------------------
                                                                     $ 6,085,362
-----------------------------------------------------------------------------------

Total Common Stocks
     (identified cost $44,917,596)                                   $55,383,174
-----------------------------------------------------------------------------------

Commercial Paper -- 3.9%


                                               Principal
                                               Amount
Security                                       (000's omitted)       Value
-----------------------------------------------------------------------------------
General Electric Capital Corp.,
     5.68%, 3/2/98                             $     2,255           $ 2,254,288
-----------------------------------------------------------------------------------

Total Commercial Paper
     (identified cost $2,254,288)                                    $ 2,254,288
-----------------------------------------------------------------------------------

Total Investments -- 98.7%
     (identified cost $47,171,884)                                   $57,637,462
-----------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 1.3%                               $   764,748
-----------------------------------------------------------------------------------


Net Assets -- 100%                                                   $58,402,210
-----------------------------------------------------------------------------------

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
*      Foreign security.
/(1)/  Non-income producing security.


                       See notes to financial statements

Information Age Portfolio as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
     (identified cost, $47,171,884)                                 $57,637,462
Cash                                                                      1,940
Receivable for investments sold                                       1,428,179
Dividends and interest receivable                                       179,287
Deferred organization expenses (Note 1C)                                  3,344
--------------------------------------------------------------------------------
Total assets                                                        $59,250,212
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                   $   795,691
Payable for open forward foreign currency contracts (Note 6)              6,087
Payable to affiliate for Trustees' fees (Note 2)                          1,958
Accrued expenses                                                         44,266
--------------------------------------------------------------------------------
Total liabilities                                                   $   848,002
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio           $58,402,210
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $47,935,346
Net unrealized appreciation of investments and foreign currency
     (computed on the basis of identified cost)                      10,466,864
--------------------------------------------------------------------------------
Total                                                               $58,402,210
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
February 28, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $5,619)                            $   286,278
Interest income                                                          88,174
--------------------------------------------------------------------------------
Total income                                                        $   374,452
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                     $   202,062
Administration fee (Note 2)                                              67,585
Compensation of Trustees not members of the Investment
     Advisers'/Administrator's organization (Note 2)                      6,176
Custodian fee                                                           100,804
Legal and accounting services                                             4,782
Amortization of organization expenses (Note 1C)                             619
Miscellaneous                                                                73
--------------------------------------------------------------------------------
Total expenses                                                      $   382,101
--------------------------------------------------------------------------------

Net investment loss                                                 $    (7,649)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)                $ 4,012,613
     Foreign currency transactions                                      (53,904)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                        $ 3,958,709
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                            $ 3,735,098
     Foreign currency                                                      (817)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                $ 3,734,281
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                     $ 7,692,990
--------------------------------------------------------------------------------

Net increase in net assets from operations                          $ 7,685,341
--------------------------------------------------------------------------------

                       See notes to financial statements

Information Age Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                            Six Months Ended
Increase (Decrease)                         February 28, 1998   Year Ended
in Net Assets                               (Unaudited)         August 31, 1997
--------------------------------------------------------------------------------
From operations --
     Net investment loss                         $     (7,649)     $    (19,786)
     Net realized gain on
         investment transactions                    3,958,709         5,605,068
     Net change in unrealized
         appreciation (depreciation)                3,734,281         4,259,017
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                             $  7,685,341      $  9,844,299
--------------------------------------------------------------------------------
Capital transactions --
     Contributions                               $  7,314,271      $ 19,061,455
     Withdrawals                                   (7,971,346)      (20,235,195)
--------------------------------------------------------------------------------
Net decrease in net assets from
     capital transactions                        $   (657,075)     $ (1,173,740)
--------------------------------------------------------------------------------

Net increase in net assets                       $  7,028,266      $  8,670,559
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                           $ 51,373,944      $ 42,703,385
--------------------------------------------------------------------------------
At end of period                                 $ 58,402,210      $ 51,373,944
--------------------------------------------------------------------------------


                       See notes to financial statements

Information Age Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                     Six Months Ended         Year Ended August 31,
                                                     February 28, 1998   --------------------------------
                                                     (Unaudited)               1997              1996*
---------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------
Expenses                                                     1.43%+            1.48%             1.52%+
Net investment income (loss)                                (0.03)%+          (0.04)%            0.07%+
Portfolio Turnover                                          88.94%              160%              115%
---------------------------------------------------------------------------------------------------------
Average commission rate paid per share/(1)/             $  0.0172         $  0.0160         $  0.0303
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)               $  58,402         $  51,374         $  42,703
---------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, September 18, 1995, to August 31, 1996.

/(1)/ Average commission rate paid per share is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                       See notes to financial statements

Information Age Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Information Age Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio which was organized as a trust under the laws of the State of New York on September 1, 1992 seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

  C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

  F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from

Information Age Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


  fluctuations in foreign currency exchange rates are not separately disclosed.

  G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

  J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the statement of operations.

  K Interim Financial Information -- The interim financial statements relating to February 28, 1998 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Funds manangement, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM, (the Advisers) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1998 the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $202,062. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1998 the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $67,585. Except as to the Trustees of the Portfolio who are not members of the Advisers, or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

  Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 1998, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3 Investment Transactions
  ------------------------------------------------------------------------------
  Purchase and sales of investments, other than short-term obligations and purchased option transactions, aggregated $46,656,814 and $47,237,658, respectively.

Information Age Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1998, are as follows:


  Aggregate cost                                                   $ 47,171,884
  ------------------------------------------------------------------------------

  Gross unrealized appreciation                                    $ 12,113,954

  Gross unrealized depreciation                                      (1,648,376)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                      $ 10,465,578
  ------------------------------------------------------------------------------

5 Risks Associated with Foreign Investments
  ------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio did not have any open obligations under these financial instruments at February 28, 1998.

7 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended February 28, 1998.

Information Age Portfolio as of February 28, 1998

INVESTMENT MANAGEMENT


Information Age Portfolio


Officers
James B. Hawkes
President and Trustee

Michel Normandeau
Vice President

Raymond O'Neill
Vice President

Duncan W. Richardson
Vice President and
Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President, Trustee and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Independent Trustees
Hon. Edward K.Y. Chen
Professor and Director, Center for Asian Studies,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant